COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Minimum Guaranteed Obligations
The following are the Company’s total minimum guaranteed obligations:

	Years Ended December 31,
	2021	2020
Minimum guarantee liability-current	$5,200	$100
Minimum guarantee liability-noncurrent	—	300
Total minimum guarantee obligations	$5,200	$400
Weighted-average remaining term (in years)	2.6	2.5

Schedule of Remaining Expected Future Minimum Guarantee Obligations	The following are the Company’s remaining expected future payments of minimum guarantee obligations as of December 31, 2021:

Minimum Guarantee Obligations
2022	$5,200
2023	—
2024	—
2025	—
2026	—
Total	$5,200

Future Minimum Rental Commitments	The Company’s future minimum rental commitments as of December 31, 2021, are as follows:

Minimum Rental Commitments
2022	$4,200
2023	4,415
2024	4,349
2025	2,598
2026 and Thereafter	3,177
Total	$18,739